Basis for the Preparation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Disclosure of Basis of Preparation [Abstract]
Basis for the Preparation of Consolidated Financial Statements
2.	Basis for the Preparation of Consolidated Financial Statements

A.	Basis of accounting
These consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards issued by the International Accounting Standards Board (IFRS Accounting Standards).
Details of the Group’s material accounting policies are included in note 3.
Comparative information
Since the focus in consolidated financial statements is the economic entity rather than the legal entity, and on the basis that Auna S.A. group continues to reflect the operations of the merged group Auna S.A.A (from Auna S.A.A’s point of view, there has simply been a change in jurisdiction), the Group is using Auna S.A.A. group’s consolidated figures as comparatives as if the Group existed before July 6, 2023 (note 1.A).

B.	Basis of measurement
The consolidated financial statements have been prepared on the historical cost principle, based on the accounting records maintained by the Group, except for the derivative financial instruments, other investments and investment properties which have been measured at fair value.

C.	Functional and presentation currency
These consolidated financial statements are presented in Soles (S/), which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The functional currency of the subsidiaries domicilied in Peru is S/ (Soles), the subsidiaries domiciled in Colombia is COP (Colombian Pesos) and the subsidiaries domiciled in Mexico is MXN (Mexican Pesos).

D.	Use of judgments and estimates
In preparing these consolidated financial statements, Management has made judgments and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are re cogniz
ed prospectively.

i.	Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:

•	CGU: whether a group of assets that generate cash flows and that are largely independent of the cash inflows of other assets or group of assets is a CGU (note 3.F);

•	leases: whether an arrangement contains a lease (note 3.J);

•	lease term: whether the Group is reasonably certain to exercise extension options (note 3.J); and

•	reverse factoring: presentation of amounts related to supplier finance arrangements in the statement of financial position and in the statement of cash flow.

ii.	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties at December 31, 2024 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

•	Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts (note 12);

•	Recognition of deferred tax asset: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized (note 14);

•	Recognition and measurement of provisions: key assumptions about the likelihood and magnitude of an outflow of resources (note 18);

•	Measurement of defined benefit obligations: key actuarial assumptions (note 17);

•	Measurement of ECL allowance for trade receivables: key assumptions in determining the weighted-average loss rate (note 5); and

•	Acquisition of subsidiary: fair value of the consideration transferred and fair value of the assets acquired and liabilities (note 1.C).
The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty related to the adoption of IFRS 17, Insurance contracts, were as follows:
Insurance contracts
PAA – Premium Allocation Approach
The PAA is an optional simplified measurement model in IFRS 17 that is available for insurance contracts that meet the eligibility criteria.
The Group determined it would apply the PAA to all insurance contracts because the coverage period of each contract in the Group is one year or less.
Liability for remaining coverage
The Group applies the PAA to simplify the measurement of insurance contracts.
Under IFRS 17, the Group’s insurance contracts issued are all eligible to be measured by applying the PAA, because the coverage period of each contract in the Group is one year or less. The PAA simplifies the measurement of insurance contracts in comparison with the General Measurement Model (GMM) in IFRS 17.

Liability for incurred claims
The methodologies analyzed are: Chain-Ladder, Expected Trend and Bornhuetter – Ferguson (BF), using various types of factor averaging, namely simple, median, truncated average or weighted average. From the methodologies analyzed, the result is selected at the discretion of the actuary considering the context and expectations at the valuation date.
The Group estimates the liability for incurred claims as the fulfillment of cash flows related to incurred claims.
The fulfillment of cash flows incorporates, in an unbiased way, all reasonable and supportable information available without undue cost or effort about the amount, timing and uncertainty of those future cash flows, which reflect current estimates from the perspective of the entity and include an explicit adjustment for non-financial
risk (the risk adjustment).
Discount rates
The Group does not adjust the future cash flows for the time value of money and the effect of financial risk for the measurement of liability for incurred claims that are expected to be paid within one year of being incurred.
Risk adjustment for
non-financial
risk
The risk adjustment for
non-financial
risk is the compensation that the Group requires for bearing the uncertainty about the amount and timing of the cash flows of groups of insurance contracts. The risk adjustment reflects an amount that an insurer would rationally pay to remove the uncertainty that future cash flows will exceed the expected value amount.
The estimation error is calculated as the standard deviation of the mean square error using the deterministic method suggested by Thomas Mack (Distribution Free). This method seeks to determine the Standard Error of estimation as the aggregation of the error associated with the process, and the error associated with the calculation of the parameter.
From the total loss triangle, the amount of the MOCE (Margin over current estimation) is calculated and a factor is obtained such as 25% of the proportion that holds the standard deviation of the estimation error, of the events incurred but not reported (“IBNR”) reserve of the Thomas Mack method.
The risk adjustment is calculated on the IBNR, given the number of claims considered that are still su bj
ect to adjustments.